UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sio Capital Management, LLC
Address:  99 Park Avenue, Suite 820
          New York, New York 10016

Form 13F File Number: 28-13691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jim Laird
Title:  COO / CFO
Phone:  212-601-9778

Signature, Place, and Date of Signing:

        /s/ Jim Laird, New York, NY, August 13, 2010

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ---------------

Form 13F Information Table Entry Total:                   23
                                                ---------------

Form 13F Information Table Value Total:             $ 98,251
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS     CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----     -----      --------  -------    ---   ----  ----------   --------   ----    ------   ----
AMARIN CORP PLC SPONS ADR	   COM	   023111 20 6	 2,125	 823,663    SH		     SOLE	      823,663
AMEDISYS INC 			   COM	   023436 10 8	 1,904	  80,000    SH		     SOLE	       80,000
BAXTER INTL INC			   COM	   071813 10 9	10,095	 211,601    SH		     SOLE	      211,601
BRUKER CORP			   COM	   116794 10 8	 2,175	 155,000    SH		     SOLE	      155,000
COVIDIEN PLC			   SHS	   G2554F 10 5	 6,104	 151,871    SH		     SOLE	      151,871
EDWARDS LIFESCIENCES CORP	   PUT	   28176E 95 8	    42	 220,000    SH	  PUT 	     SOLE	      220,000
GENZYME CORP			   COM	   372917 10 4	 7,079	 100,000    SH		     SOLE	      100,000
GILEAD SCIENCES INC		   COM	   375558 10 3	 5,580	 156,693    SH		     SOLE	      156,693
HEARTWARE INTL INC		   COM	   422368 10 0	 2,614	  38,012    SH		     SOLE	       38,012
HUMANA INC			   COM	   444859 10 2	 2,763	  55,000    SH		     SOLE	       55,000
INTERMUNE INC			   CALL    45884X 90 3	    40	 475,000    SH	  CALL       SOLE	      475,000
MCKESSON CORP			   COM	   58155Q 10 3	 9,163	 148,320    SH		     SOLE	      148,320
MEDCO HEALTH SOLUTIONS INC	   COM	   58405U 10 2	 6,247	 120,000    SH		     SOLE	      120,000
MERCK & CO INC			   COM	   58933Y 10 5	 7,362	 200,000    SH		     SOLE	      200,000
ORTHOFIX INTL N V		   COM	   N6748L 10 2	 2,174	  69,199    SH		     SOLE	       69,199
PFIZER INC			   COM	   717081 10 3	 8,568	 499,022    SH		     SOLE	      499,022
PHARMERICA CORP			   COM	   71714F 10 4	 1,181	 123,906    SH		     SOLE	      123,906
QUESTCOR PHARMACEUTICALS INC	   COM	   74835Y 10 1	 4,295	 432,963    SH		     SOLE	      432,963
SANOFI AVENTIS SPONSORED ADR	   COM	   80105N 10 5	 6,443	 193,780    SH		     SOLE	      193,780
ST JUDE MED INC			   COM	   790849 10 3	 4,838	 122,970    SH		     SOLE	      122,970
PHARMASSET INC			   COM	   71715N 10 6	 2,377	  80,723    SH		     SOLE	       80,723
WELLPOINT INC			   COM	   94973V 10 7	 2,832	  50,000    SH		     SOLE	       50,000
ZIMMER HLDGS INC		   COM	   98956P 10 2	 2,250	  43,000    SH		     SOLE	       43,000

